Schedule of Cost of Revenue (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total cost of revenue	₪ 229,727	₪ 123,688	₪ 34,649
Payroll And Associated Expenses [Member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	6,567	11,605	3,396
Farm Operating Expenses [Member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	13,673	20,407	11,749
Purchases [Member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	282,029	115,952	29,688
Depreciation [Member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	4,780	3,163	2,562
Changes In Inventory [Member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	₪ (77,322)	₪ (27,439)	₪ (12,746)